Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)
Disclosure Relating to the Allianz Global Investors Solutions 2025 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	(12b-1) Fees	Expenses(1)	Expenses	Expenses	Reductions(2)	Reductions(2)
Institutional	0.05%	None	0.10%	0.71%	0.86%	(0.25)%	0.61%
Class P	0.05	None	0.15	0.71	0.91	(0.20)	0.71
Administrative	0.05	0.25%	0.15	0.71	1.16	(0.20)	0.96

(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(2)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.61% for Institutional Class, 0.71% for Class P and 0.96% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	(12b-1) Fees	Expenses(1)	Expenses	Expenses	Reductions(2)	Reductions(2)
Institutional	0.05%	None	0.10%	0.84%	0.99%	(0.33)%	0.66%
Class P	0.05	None	0.15	0.84	1.04	(0.28)	0.76
Administrative	0.05	0.25%	0.15	0.84	1.29	(0.28)	1.01

(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(2)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.66% for Institutional Class, 0.76% for Class P and 1.01% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	(12b-1) Fees	Expenses(1)	Expenses	Expenses	Reductions(2)	Reductions(2)
Institutional	0.05%	None	0.10%	0.91%	1.06%	(0.36)%	0.70%
Class P	0.05	None	0.15	0.91	1.11	(0.31)	0.80
Administrative	0.05	0.25%	0.15	0.91	1.36	(0.31)	1.05

(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(2)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(1)	(12b-1) Fees	Expenses(1)	Expenses	Expenses	Reductions(2)	Reductions(2)
Institutional	0.05%	None	0.10%	0.92%	1.07%	(0.37)%	0.70%
Class P	0.05	None	0.15	0.92	1.12	(0.32)	0.80
Administrative	0.05	0.25%	0.15	0.92	1.37	(0.32)	1.05

(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(2)	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)
Disclosure Relating to the Allianz Global Investors Solutions 2025 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	(12b-1) Fees	Expenses(2)	Expenses	Expenses	Reductions(3)	Reductions(3)
Class A	0.05%	0.25%	0.30%	0.71%	1.31%	(0.30)%	1.01%
Class R	0.05	0.50	0.30	0.71	1.56	(0.20)	1.36

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

(2) Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(3) The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.01% for Class A and 1.36% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	(12b-1) Fees	Expenses(2)	Expenses	Expenses	Reductions(3)	Reductions(3)
Class A	0.05%	0.25%	0.30%	0.84%	1.44%	(0.38)%	1.06%
Class R	0.05	0.50	0.30	0.84	1.69	(0.28)	1.41

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

(2) Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(3) The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.06% for Class A and 1.41% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	(12b-1) Fees	Expenses(2)	Expenses	Expenses	Reductions(3)	Reductions(3)
Class A	0.05%	0.25%	0.30%	0.91%	1.51%	(0.41)%	1.10%
Class R	0.05	0.50	0.30	0.91	1.76	(0.31)	1.45

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

(2) Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(3) The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund
The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

							Total Annual
							Fund Operating
		Distribution	Estimated	Acquired Fund	Total Annual		Expenses After
	Advisory	and/or Service	Other	Fees and	Fund Operating	Expense	Expense
Share Class	Fees(2)	(12b-1) Fees	Expenses(2)	Expenses	Expenses	Reductions(3)	Reductions(3)
Class A	0.05%	0.25%	0.30%	0.92%	1.52%	(0.42)%	1.10%
Class R	0.05	0.50	0.30	0.92	1.77	(0.32)	1.45

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

(2) Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.

(3) The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.